13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		First Foundation Advisors
Address: 	18101 Von Karman Avenue
		Suite  700
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California       May 14,2010
Report Type  (Check only one.):
[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	103
Form 13F Information Table Value Total: 	$254148

List of Other Included Managers:


/
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6176    73907 SH       SOLE                    73907
Abbott Laboratories            COM              002824100     3250    61703 SH       SOLE                    61703
Accenture Ltd Cl A             SHS CLASS A      G1151C101     2342    55820 SH       SOLE                    55820
Adobe Systems Inc              COM              00724f101      502    14204 SH       SOLE                    14204
Alcon Inc.                     COM SHS          H01301102     4913    30412 SH       SOLE                    30412
Altria Group Inc               COM              02209s103     2993   145844 SH       SOLE                   145844
AON Corp                       COM              037389103     5505   128904 SH       SOLE                   128904
Apache Corp.                   COM              037411105      508     5008 SH       SOLE                     5008
Apple Computer                 COM              037833100     1136     4833 SH       SOLE                     4833
Arrowhead Research Corp        COM              042797100       23    20000 SH       SOLE                    20000
AT&T                           COM              00206r102     1850    71580 SH       SOLE                    71580
Automatic Data Processing      COM              053015103     5360   120529 SH       SOLE                   120529
Bank of America Corp           COM              060505104      545    30551 SH       SOLE                    30551
Bank of New York Mellon        COM              064058100     6162   199535 SH       SOLE                   199535
Barrick Gold Corp              COM              067901108      209     5440 SH       SOLE                     5440
Baxter International           COM              071813109     4638    79697 SH       sOLE                    79697
Berkshire Hathaway Inc Cl A    CL A             084670108     1827       15 SH       SOLE                       15
Berkshire Hathaway Inc Cl B    CL B             084670207     6323    77797 SH       SOLE                    77797
Boardwalk Pipeline Partners LP UT LTD PARTNER   096627104      549    18456 SH       SOLE                    18456
BP Plc Spon Adr                SPONSORED ADR    055622104      274     4806 SH       SOLE                     4806
Brown Foreman Corp Cl B        CL B             115637209      294     4949 SH       SOLE                     4949
Calamos Strategic Total Ret    COM SH BEN INT	128125101      201    21935 SH       SOLE                    21935
Canadian Natural Resources     COM              136385101     3233    43672 SH       SOLE                    43672
Caterpillar                    COM              149123101     2047    32575 SH       SOLE                    32575
Ceradyne Inc                   COM              156710105      231    10165 SH       SOLE                    10165
Chevron Texaco Corp            COM              166764100     1223    16133 SH       SOLE                    16133
Cisco Systems Inc.             COM              17275r102      539    20698 SH       SOLE                    20698
Citigroup Inc                  COM              172967101       75    18594 SH       SOLE                    18594
Cohen & Steers Slct Util Fd    COM              19248a109      180    12116 SH       SOLE                    12116
Colgate Palmolive              COM              194162103      274     3216 SH       SOLE                     3216
Comcast Corp Cl A Special      CL A SPL         20030N200     1108    61650 SH       SOLE                    61650
Conoco Philips                 COM              20825c104     3615    70637 SH       SOLE                    70637
CVS Corp.                      COM              126650100     2195    60043 SH       SOLE                    60043
Deere Co                       COM              244199105     2262    38049 SH       SOLE                    38049
Dell Inc                       COM              24702r101     5179   344798 SH       SOLE                   344798
Diageo ADR                     SPON ADR NEW     25243q205     5217    77345 SH       SOLE                    77345
Disney Walt Co                 COM DISNEY       254687106      248     7096 SH       SOLE                     7096
Dresser Rand Group Inc         COM              261608103      369    11741 SH       SOLE                    11741
Electronic Arts Inc            COM              285512109     2897   155232 SH       SOLE                   155232
Eli Lilly & Co.                COM              532457108      331     9151 SH       SOLE                     9151
Energy Transfer Equity LP      COM UT LTD PTN   29273v100      749    22200 SH       SOLE                    22200
Enterprise Partners LP         COM              293792107     1268    36664 SH       SOLE                    36664
Exelon Corporation             COM              30161n101     2641    60272 SH       SOLE                    60272
Exxon Mobil Corp               COM              30231g102     1856    27706 SH       SOLE                    27706
FPL Group Inc                  COM              302571104     2348    48583 SH       SOLE                    48583
First American Corp            COM              318522307      235     6945 SH       SOLE                     6945
General Dynamics               COM              369550108     5407    70036 SH       SOLE                    70036
General Electric Company       COM              369604103      897    49261 SH       SOLE                    49261
Genzyme Corp.                  COM              372917104     3994    77058 SH       SOLE                    77058
GoldCorp Inc                   COM              380956409      356     9559 SH       SOLE                     9559
Hewlett Packard Company        COM              428236103     3066    57692 SH       SOLE                    57692
Home Depot Inc                 COM              437076102     4121   127396 SH       SOLE                   127396
Int'l Business Machines Corp   COM              459200101     7729    60267 SH       SOLE                    60267
Ingersoll-Rand company         SHS              G47791101     2004    57480 SH       SOLE                    57480
International Game Technology  COM              459902102     4082   221249 SH       SOLE                   221249
iShares MSCI Eafe Index Fund   MSCI EAFE IDX    464287465      351     6277 SH       SOLE                     6277
Johnson & Johnson              COM              478160104     4255    65254 SH       SOLE                    65254
JPMorgan Chase                 COM              46625h100      609    13610 SH       SOLE                    13610
Kinder Morgan Energy LP Unit   UT LTD PARTNER   494550106     1302    19906 SH       SOLE                    19906
Kinross Gold Corp              COM NO PAR       496902404      174    10194 SH       SOLE                    10194
Kraft Foods Inc A              COM              50075n104     5765   190641 SH       SOLE                   190641
Level 3 Communications         COM              52729n100     3044  1878870 SH       SOLE                  1878870
Liberty Media Holding Int A    INT COM SER A    53071m104     3943   257682 SH       SOLE                   257682
Lockheed Martin Corp           COM              539830109     1013    12167 SH       SOLE                    12167
Lorillard Inc                  COM              544147101     2331    30982 SH       SOLE                    30982
Magellan Midstream Partners    COM UNIT RP LP   559080106      361     7590 SH       SOLE                     7590
McDonalds Corporation          COM              580135101     3172    47545 SH       SOLE                    47545
Merck & Company Inc            COM              58933y105     1423    38106 SH       SOLE                    38106
Microsoft Corp.                COM              594918104     6787   231722 SH       SOLE                   231722
Monsanto Corp                  COM              61166w101     3140    43963 SH       SOLE                    43963
Nam Tai Electronics Inc        COM PAR $0.02    629865205       60    12048 SH       SOLE                    12048
National Oilwell Varco Inc     COM              637071101      433    10658 SH       SOLE                    10658
Nextwave Wireless Inc          COM              65337y102      159   338881 SH       SOLE                   338881
Northrop Gruman Corp           COM              666807102     2782    42435 SH       SOLE                    42435
Nuveen Multi Strategy Inc & G  COM SHS          67073d102      183    22174 SH       SOLE                    22174
Oracle Corp                    COM              68389x105      271    10536 SH       SOLE                    10536
Pepsico Inc                    COM              713448108     5284    79868 SH       SOLE                    79868
Pfizer Inc.                    COM              717081103      700    40825 SH       SOLE                    40825
Phillip Morris International   COM              718172109     7340   140726 SH       SOLE                   140726
Proctor & Gamble Co            COM              742718109     3334    52708 SH       SOLE                    52708
Qualcomm Inc                   COM              747525103    17349   413455 SH       SOLE                   413455		135000
Quicksilver Resources Inc      COM              74837R104      304    21600 SH       SOLE                    21600
Range Resources Corp           COM              75281A109     1843    39331 SH       SOLE                    39331
Republic Services Inc.         COM              760759100     4966   171114 SH       SOLE                   171114
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103     1046     8942 SH       SOLE                     8942
Sclumberger LTD.               COM              806857108      222     3495 SH       SOLE                     3495
Smith & Wesson Inc             COM              831756101       38    10000 SH       SOLE                    10000
Smith International            COM              832110100      805    18798 SH       SOLE                    18798
SPDR DJ Wilshire Int'l RE      DJ INTL RL ETF   78463X863      366    10424 SH       SOLE                    10424
SPDR Gold Trust                GOLD SHS         78463v107     1396    12816 SH       SOLE                    12816
Suncor Energy Inc              COM              867224107     7212   221643 SH       SOLE                   221643
The Charles Schwab Corp        COM              808513105     2262   121017 SH       SOLE                   121017
The Travelers Companies Inc    COM              89417e109      485     8992 SH       SOLE                     8992
Thermo Fisher Scientific       COM              883556102     3511    68253 SH       SOLE                    68253
Time Warner Cable Inc          COM              88732J207     3134    58787 SH       SOLE                    58787
Total S A Spon ADR             SPONSORED ADR    89151E109     2049    35324 SH       SOLE                    35324
United Parcel Service CL B     CL B             911312106     4356    67628 SH       SOLE                    67628
United Technologies Corp       COM              913017109      245     3322 SH       SOLE                     3322
Verizon Communications         COM              92343v104      245     7906 SH       SOLE                     7906
Walgreen Co                    COM              931422109     3488    94033 SH       SOLE                    94033
Wal Mart Stores Inc            COM              931142103     1614    29028 SH       SOLE                    29028
Western Union Co               COM              959802109     4855   286270 SH       SOLE                   286270
XTO Energy Inc                 COM              98385x106     6585   139568 SH       SOLE                   139568